Long-Term Debt (Annual Interest Rate) (Details) - Subsidiaries [Member] - Secured Loan Agreement [Member]	12 Months Ended
Dec. 31, 2017
Citibank N.A. [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.439%
Itau BBA International plc [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percent)	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch [Member]
Debt Instrument [Line Items]
Annual interest rate (as a percent)	4.7863%
Bank of America N.A. [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.00%
JPMorgan Chase Bank N.A. [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.92%